SUPPLEMENTAL FINANCIAL INFORMATION - Property, Plant and Equipment (Details) - USD ($) $ in Millions	Dec. 30, 2017	Dec. 31, 2016	Jan. 02, 2016
Property, Plant and Equipment
Property, plant and equipment	$ 3,000.9	$ 2,661.4
Accumulated depreciation	(1,903.0)	(1,746.2)
Property, plant and equipment, net	1,097.9	915.2	$ 847.9
Land
Property, Plant and Equipment
Property, plant and equipment	31.1	29.3
Buildings and improvements
Property, Plant and Equipment
Property, plant and equipment	638.9	565.3
Machinery and equipment
Property, Plant and Equipment
Property, plant and equipment	2,188.2	1,949.5
Construction-in-progress
Property, Plant and Equipment
Property, plant and equipment	$ 142.7	$ 117.3